REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
REVENUE AND COST OF SALES
Concentrate Sales	$ 12,674	$ 9,992
Provisional Pricing Adjustments	(281)	(167)
Total Revenue	$ 12,393	$ 9,825